Label	Element	Value
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement May 1, 2022

For the following funds with prospectuses dated
August 1, 2021 – March 1, 2022 (as supplemented to date):

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income Fund SM

American Funds Emerging Markets Bond Fund®
American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage Fund SM American Funds Mortgage Fund® American Funds Multi-Sector Income FundSM American Funds Strategic Bond Fund SM Short-Term Bond Fund of America®

Changes apply to all funds unless otherwise noted.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Emerging Markets Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Mortgage Fund®
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	American Funds Mortgage Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Keep this supplement with your prospectus.
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 436
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,120
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 239
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	139
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	434
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	750
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,441
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class T
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	603
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,040
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 418
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class F-3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	71
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 280
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 413
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	694
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,120
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 245
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,202
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	145
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	449
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	776
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,202
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class 529-T
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 319
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	625
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,087
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class 529-F-2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.42%
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 530
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class 529-F-3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.35%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	105
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	189
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 436
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,669
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,601
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class R-2E
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	596
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,324
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 714
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class R-5E
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.39%
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 493
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.28%
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 356
AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.22%
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	71
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 280

[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.